Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at March 31, 2018 and December 31, 2017:

	March 31,	December 31,
	2018	2017
	(unaudited)
Compensation, benefits and payroll taxes	$86,482	$310,775
Professional fees	31,800	-
Other accrued expenses	6,000	94,871
Total accrued expenses and other current liabilities	$124,282	$405,646

7.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2017	2016
Compensation, benefits and payroll taxes	$310,775	$311,845
Other accrued expenses	94,871	160,561
Total accrued expenses and other current liabilities	$405,646	$472,406